Statements Of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVESTMENT INCOME:
Interest income	$ 406,890	$ 194,382	$ 740,035	$ 362,593	$ 941,571	$ 477,084	$ 289,332
EXPENSES:
Brokerage and custodial fees	3,158,874	3,211,835	6,409,206	6,512,185	13,188,987	13,566,738	15,803,314
Administrative expenses	299,314	292,270	597,851	582,626	1,192,572	1,140,008	1,239,830
Custody fees and other expenses	10,272	10,037	21,190	19,600	40,333	50,353	61,226
Management fees	133,021	110,522	264,144	218,629	460,718	385,131	405,490
Total expenses	3,601,481	3,624,664	7,292,391	7,333,040	14,882,610	15,142,230	17,509,860
Managing Owner commission rebate to Unitholders	(195,331)	(193,450)	(387,151)	(387,116)	(777,662)	(817,820)	(454,987)
Net expenses	3,406,150	3,431,214	6,905,240	6,945,924	14,104,948	14,324,410	17,054,873
NET INVESTMENT LOSS	(2,999,260)	(3,236,832)	(6,165,205)	(6,583,331)	(13,163,377)	(13,847,326)	(16,765,541)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	6,977,006	12,476,395	18,250,127	31,530,738	34,149,842	17,999,224	54,277,805
Foreign exchange translation	51,677	116,444	10,050	89,707	(300,159)	(580,900)	71,870
Net change in unrealized:
Futures and forward currency contracts	(15,376,180)	2,778,943	(16,533,789)	4,930,264	805,212	2,370,350	(5,408,170)
Foreign exchange translation	209,031	(189,057)	393,962	(6,660)	(67,379)	166,256	(253,319)
Net gains (losses) from U.S. Treasury notes:
Realized						6,863	7,946
Net change in unrealized	(40,420)	77,213	(114,362)	265,036	60,019	(176,627)	(30,279)
TOTAL NET REALIZED AND UNREALIZED GAINS (LOSSES)	(8,178,886)	15,259,938	2,005,988	36,809,085	34,647,535	19,785,166	48,665,853
NET INCOME (LOSS)	(11,178,146)	12,023,106	(4,159,217)	30,225,754	21,484,158	5,937,840	31,900,312
LESS PROFIT SHARE TO (FROM) MANAGING OWNER	(181,386)	281,584	18,352	663,247	551,582	228,356	119,598
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ (10,996,760)	$ 11,741,522	(4,177,569)	29,562,507	20,932,576	5,709,484	31,780,714
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)			$ (4,134,618)	$ 25,145,839
LESS PROFIT SHARE TO (FROM) MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER					$ 17,018,356	$ 3,971,957	$ 26,849,720
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	$ (64.47)	$ 63.25	$ (29.99)	$ 155.75	$ 104.24	$ 20.02	$ 118.61
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)			$ (49)	$ 5,792
LESS PROFIT SHARE TO (FROM) MANAGING OWNER			$ 6	$ 1,143
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER					$ 4,475	$ 2,540	$ 13,781
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	(56.63)	77.21	$ (8.09)	$ 182.57	$ 156.98	$ 64.92	$ 184.35
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)			$ (88,909)	$ 3,346,174
LESS PROFIT SHARE TO (FROM) MANAGING OWNER			$ 18,346	$ 662,104
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER					$ 2,298,143	$ 949,313	$ 3,119,843
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	(56.66)	79.07	$ (6.53)	$ 186.30	$ 161.47	$ 68.28	$ 189.23
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS)			$ 36,642	$ 762,032
LESS PROFIT SHARE TO (FROM) MANAGING OWNER
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER					$ 709,240	$ 313,411	$ 533,677
NET INCOME (LOSS) PER UNIT OUTSTANDING
Unitholders	$ (71.60)	$ 122.04	$ 11.96	$ 282.92	$ 264.30	$ 124.51	$ 240.96